Unaudited Condensed Interim Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents	$ 28,689,757	$ 814,492
Amounts receivable	142,819	84,097
Deposits	481,400	481,400
Prepaid expense	904,145	369,453
Total Current Assets	30,218,121	1,749,442
Right of use assets - Leases	440,328	30,394
Patent Rights	1,688,485	1,601,745
Total Assets	32,346,934	3,381,581
Current Liabilities:
Accounts payable and accrued liabilities	8,376,796	11,412,896
Current portion of lease liability	94,474	21,071
Warrant liability	19,770,834	3,621,444
Total Current Liabilities	28,242,104	15,055,411
Note payable	1,653,822
Long-term lease liability	367,038	8,001
Total Liabilities	30,262,964	15,063,412
Shareholders' Equity (Deficiency)
Share Capital	210,101,795	194,859,415
Contributed Surplus	8,738,190	8,303,527
Deficit	(216,756,015)	(214,844,773)
Shareholders' Equity (Deficiency)	2,083,970	(11,681,831)
Total Liabilities and Deficiency	$ 32,346,934	$ 3,381,581